Other Current Assets	12 Months Ended
Dec. 31, 2015
Other Assets Current [Abstract]
Other Current Assets
6.	Other Current Assets:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2015	December 31, 2014

Prepaid expenses	476	78
Insurance claims	14	22
Other	167	204
Total	657	304